DERIVATIVE WARRANT LIABILITY - Schedule of derivative warrant liability (Details) - CAD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance				$ 69,509
Ending balance	$ 50,443
Derivative warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	5,942	$ 16,422	$ 19,738
Issuance	3,302		11,107	25,742
Fair value adjustment	5,919	(10,254)	(14,610)	(5,955)
Foreign exchange	426	(226)	187	(49)
Ending balance	15,589	5,942	16,422	19,738
GM and Panasonic | Derivative warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	3,395	9,384	19,738
Issuance				25,742
Fair value adjustment	1,052	(5,859)	(10,550)	(5,955)
Foreign exchange	225	(130)	196	(49)
Ending balance	4,672	3,395	9,384	$ 19,738
Mitsui And Pallinghurst | Derivative warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	2,547	7,038
Issuance			11,107
Fair value adjustment	789	(4,395)	(4,060)
Foreign exchange	167	(96)	(9)
Ending balance	3,503	$ 2,547	$ 7,038
IQ and CGF | Derivative warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Issuance	3,302
Fair value adjustment	4,078
Foreign exchange	34
Ending balance	$ 7,414